EARNINGS PER COMMON SHARE - BASIC (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	13	13	13	13